Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Summary of Time Deposits

	December 31
	2021	2020
Time deposits with original maturities of more than three months	$28,511	$110,500
Restricted demand deposits	1,011	997
Restricted time deposits	222	1,525
	$29,744	$113,022

Current	$28,732	$111,838
Non-current	1,012	1,184
	$29,744	$113,022
Categories of financial instruments

	December 31
	2021	2020
Financial assets
Amortized cost (Note 1)	$268,420	$248,970

Financial liabilities
FVTPL
Designated as at FVTPL	107,862	107,397
Amortized cost (Note 2)	515,665	409,747
1)The balances included financial assets measured at amortized cost, which comprise cash and cash equivalents, trade receivables, other financial assets, partial other assets and refundable deposits.
2)The balances included financial liabilities measured at amortized cost, which comprise short-term and long-term borrowings, notes payable and trade payables, bonds payable, partial other payables and guarantee deposits received
Summary of Market Rates of Time Deposits
The market interest rates of the time deposits with original maturities of more than three months and restricted time deposits were as follows:

	December 31
	2021	2020
Time deposits with original maturities of more than three months	0.14%-2.35%	0.32%-0.43%
Restricted time deposits	0.13%-0.83%	0.13%-0.83%